Contingent liabilities (Details) - ZAR (R)		1 Months Ended
	Sep. 19, 2019	May 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 12, 2019	Mar. 11, 2019	Feb. 05, 2018	Sep. 18, 2017	May 31, 2015
Fluor SA (Pty) Ltd (FTWEP)
Contingent liabilities
Damages sought		R 289,100,000				R 384,000,000	R 448,000,000			R 486,000,000
Alternative assessment of estimated financial effect of contingent liabilities		R 289,600,000				407,000,000
Damages sought value as per expert report						305,000,000
Alternative assessment of estimated financial effect of contingent liabilities as per expert report						R 306,000,000
Extension period		147 days
Legal proceedings provision			R 0
Dispute of dismissal during unprotected strike | Sasol Mining (Pty) Ltd
Contingent liabilities
Legal proceedings provision			0
Dispute of dismissal during unprotected strike | Sasol Mining (Pty) Ltd | Minimum
Contingent liabilities
Period of back pay to calculate retrospective payment of remuneration	1 year
Dispute of dismissal during unprotected strike | Sasol Mining (Pty) Ltd | Maximum
Contingent liabilities
Period of back pay to calculate retrospective payment of remuneration	2 years
Dispute by Solidarity Trade Union relating to Sasol Khanyisa share scheme
Contingent liabilities
Damage value sought per member of union								R 500,000
Legal proceedings provision			0
Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application
Contingent liabilities
Final and provisional settlements			1,300,000,000
Accrued expense			400,000,000
Legal proceedings provision				R 1,600,000,000	R 1,400,000,000
Crude Oil Transportation Tariff dispute
Contingent liabilities
Issued summons for payment									R 1,000,000,000
Trade payables			624,000,000
Environmental Contingent Liability
Contingent liabilities
Environmental obligation accrued			R 17,207,000,000		R 16,196,000,000